Note 3 - Oil and Gas Properties - 10K (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Balance		Balance
Account	12/31/2022	Additions	6/30/2023
Leasehold Improvements - Chico Rica, LLC	$40,000	$-	$40,000
Leasehold Improvements - Undeveloped	62,596	1,377	63,973
Lease Acquisition and Development Costs - Logan County	1,358,078	144,181	1,502,259
Total oil and gas related assets	$1,460,674	$145,558	$1,606,232

	Balance		Balance
Account	12/31/2021	Additions	12/31/2022
Leasehold Improvements - Chico Rica, LLC	$10,000	$30,000	$40,000
Leasehold Improvements - Undeveloped	15,791	46,805	62,596
Lease Acquisition and Development Costs - Logan County	120,000	1,238,078	1,358,078
Total oil and gas related assets	$145,791	$1,314,883	$1,460,674